Related Parties Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Schedule of Key Management Personnel Compensation	The key management personnel compensation of the Group was as follows for the six months ended June 30:

	2024 $	2023 $
For the six months ended June 30
Short-term employee benefits	1,872	2,230
Post-employment benefits	44	38
Termination Benefits	140	187
Share-based payment expense	314	(518)
Total	2,370	1,937

Schedule of Directors’ and Senior Managers’ Shareholdings and Share Incentive Awards
The Directors and senior managers hold beneficial interests in shares in the following businesses and sourcing companies as of June 30, 2024:

	Business name (share class)	Number of shares held as of June 30, 2024	Number of options held as of June 30, 2024	Number of RSUs held as of June 30, 2024	Ownership interest¹
Directors:
Dr Robert Langer	Entrega (Common)	250,000	82,500	—	4.09%
Dr Raju Kucherlapati	Enlight (Class B Common)	—	30,000	—	3.00%
Dr John LaMattina[2]	Vedanta Biosciences (Common)	25,000	15,000	—	0.25%
	Akili (Common)	56,554	—	—	0.07%
Senior Managers:
Dr Eric Elenko	Seaport Therapeutics	950,000	—	—	1.11%
1    Ownership interests as of June 30, 2024 are calculated on a diluted basis, including issued and outstanding shares, warrants and options (and written commitments to issue options) but excluding unallocated shares authorized to be issued pursuant to equity incentive plans and any shares issuable upon conversion of outstanding convertible promissory notes.
2    Dr John LaMattina holds convertible notes issued by Appeering in the aggregate principal amount of $50,000. Share holdings in Akili were sold in July 2024 as a result of the acquisition of Akili by Virtual Therapeutics.